CAPITAL STOCK TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
CAPITAL STOCK TRANSACTIONS
CAPITAL STOCK TRANSACTIONS

Common Stock
In July 2012, Kennedy Wilson completed a follow-on offering of 8.6 million shares of its common stock, which raised $106.2 million of net proceeds.
During 2011, Kennedy Wilson issued 4.4 million shares of the its common stock to an institutional investor for $10.70 per share when the market value was $12.20. In addition, as a result of its contractual rights, the preferred shareholder also acquired 400,000 shares for $10.70 per share, representing a $0.6 million discount. Because the discount was the result of the preferred shareholder's contractual rights, it is reflected as additional preferred dividend in the accompanying consolidated statements of operations.
During 2011, Kennedy Wilson completed a follow-on offering of 6.9 million shares of its common stock, which raised $71.7 million of net proceeds.

Preferred Stock
During 2010, Kennedy-Wilson issued two series of Convertible Cumulative Preferred Stock (together “the Preferred Stock”), series A (100,000 shares) and series B (32,550 shares), for total proceeds less issuance costs of $99.8 million and $32.5 million, respectively. The series A Preferred Stock is convertible into common stock at any time at the option of the holder prior to May 19, 2015 at a price of $12.41 per share and is mandatorily convertible into common stock on May 19, 2015. The series B Preferred Stock is convertible into common stock at any time at the option of the holder prior to November 3, 2018 at a price of $10.70 per share and is mandatorily convertible into common stock on November 3, 2018. The series A and series B Preferred Stock have dividend rates of 6.0% and 6.452%, respectively, payable quarterly.
The certificate of designations of the Preferred Stock contain provisions that require Kennedy Wilson to commence an offer to purchase all shares of the Preferred Stock at a purchase price in cash per share of Preferred Stock equal to $1,150 plus all accumulated and accrued dividends upon the occurrence of a fundamental change, defined as a change of control. The parties have agreed that a change of control is deemed to occur when any person or group other than the purchaser of the Preferred Stock and its affiliates, or any officer or director of Kennedy Wilson as of the issue date of the Preferred Stock, acquires directly or indirectly voting control or direction over more than 35% of the voting control of Kennedy Wilson for a period of seven consecutive days following the earlier of the date the company becomes aware of such acquisition and the date such person or group files a Schedule 13D. This change of control provision is within Kennedy-Wilson’s control as the Board of Directors, at its discretion, would be able to issue blank check Preferred Stock at any time for any reason which could dilute the person or group to below the 35% of the voting control threshold. As such, Kennedy Wilson has concluded that the change of control is within the control of Kennedy-Wilson and therefore has classified the Preferred Stock as permanent equity in the accompanying consolidated balance sheets.
In connection with the issuance of the Preferred Stock, Kennedy Wilson entered into registration rights agreements that allow for the holders of the Preferred Stock, with at least a 51% vote, to demand registration of the Preferred Stock (or converted common stock) on or after November 13, 2010. If Kennedy Wilson does not satisfy the demand for registration, the holders of the Preferred Stock (or converted common stock) would be entitled to receive a payment in an amount equal to 1.50% per annum of the liquidation preference of $1,000 per share. There are sufficient shares of unregistered common stock authorized and unissued to accommodate the conversion feature.

Warrants
In April 2010, the Board of Directors authorized a warrant repurchase program enabling Kennedy Wilson to repurchase up to 12.5 million of its outstanding warrants. The warrants carry an exercise price of $12.50 with an expiration date of November 14, 2014. Kennedy Wilson may call for redemption of the warrants in whole and not in part at a price of $0.01 per warrant if the share price of its common stock equals or exceeds $19.50 per share for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to warrant holders, or upon not less than 30 days’ prior written notice of redemption to each warrant holder. During the years ended December 31, 2012 and 2011, Kennedy Wilson repurchased a total of 0.6 million and 3.4 million, respectively of its outstanding warrants for total consideration of $1.6 million and $6.1 million. There are 5.8 million warrants outstanding as of December 31, 2012.

Dividend Distributions
Kennedy Wilson declared and paid the following cash dividends on its common and preferred stock:

	Year Ended December 31, 2012		Year Ended December 31, 2011
	Declared	Paid	Declared	Paid
Preferred Stock
Series A	$6,000,000	$6,000,000	$6,000,000	$6,000,000
Series B	2,100,000	2,100,000	2,100,000	2,100,000
Total Preferred Stock	8,100,000	8,100,000	8,100,000	8,100,000	(2)
Common Stock	11,724,000	13,797,000	5,671,000	3,598,000
Total (1)	$19,824,000	$21,897,000	$13,771,000	$11,698,000
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(1) The difference between declared and paid is the amount accrued on the consolidated balance sheets.
(2) The $0.6 million difference between paid and the amount presented on the statement of equity represents the discount provided as a result of the preferred shareholder's contractual rights as discussed above in 2011.